SCHEDULE OF PROFORMA CONSOLIDATED RESULTS OF OPERATIONS (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Business Acquisition [Line Items]
Less: net income attributable to non-controlling interests	$ (11,871,038)	$ 311,497
Net income (loss) to the Company	$ (101,306,959)	2,148,236	3,602,365
One Eighty Ltd [Member]
Business Acquisition [Line Items]
Revenue		15,875,542	13,368,084
Operating costs and expenses		9,749,002	6,221,815
Income from operations		6,126,540	7,146,269
Other income		26,162	159,800
Income tax expenses		1,736,777	1,966,108
Net income		4,415,925	5,339,961
Less: net income attributable to non-controlling interests		1,269,051	851,422
Net income (loss) to the Company		$ 3,146,874	$ 4,488,539